Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities (Details) [Line Items]
Shareholder loans	€ 5,198	€ 25,052
Lease liabilities	3,387	3,722
Trade payables	16,731	29,299
Trade payables due to related parties	1,822	2,601
Other payables	1,713	2,317
Total	28,851	62,992
Less than 1 Year [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities (Details) [Line Items]
Shareholder loans	5,198	25,052
Lease liabilities	1,449	1,270
Trade payables	16,731	29,299
Trade payables due to related parties	1,822	2,601
Other payables	1,499	2,109
Total	26,700	60,331
1-5 years [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities (Details) [Line Items]
Shareholder loans
Lease liabilities	1,938	2,452
Trade payables
Trade payables due to related parties
Other payables
Total	1,938	2,452
More than 5 years [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities (Details) [Line Items]
Shareholder loans
Lease liabilities
Trade payables
Trade payables due to related parties
Other payables	214	209
Total	€ 214	€ 209